UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lanexa Management, LLC

Address:  101 Park Avenue, 21st Floor
          New York, NY 10178


13F File Number: 28-14219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Joel Brebbia
Title:  Chief Financial Officer
Phone:  212-716-2655


Signature, Place and Date of Signing:

/s/ Joel Brebbia                New York, New York            May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:            39

Form 13F Information Table Value Total:            118,167
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Form 13F File Number                       Name
--------------------                       ----

(1)  028-14221                             Lanexa Global Master Fund, Ltd.



                                          FORM 13F INFORMATION TABLE
                                            Lanexa Management, LLC




COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6       COLUMN 7       COLUMN 8

                              TITLE                     VALUE     SHRS OR   SH/ PUT/  INVESTMENT       OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION       MANAGERS  SOLE    SHARED NONE
--------------                --------       -----      --------  -------   --- ----  ----------       --------  ----    ------ ----
APPLE INC                     COM            037833100   4356       12500   SH        SHARED-DEFINED   (1)         12500
ATMEL CORP                    COM            049513104   3953      290000   SH        SHARED-DEFINED   (1)        290000
AUTHENTEC INC                 COM            052660107   1555      486000   SH        SHARED-DEFINED   (1)        486000
AUTONAVI HLDGS LTD            SPONSORED ADR  05330F106   3876      218882   SH        SHARED-DEFINED   (1)        218882
BIGBAND NETWORKS INC          COM            089750509   3017     1183254   SH        SHARED-DEFINED   (1)       1183254
BROADCOM CORP                 CL A           111320107   4493      114100   SH        SHARED-DEFINED   (1)        114100
STMICROELECTRONICS N V        NY REGISTRY    861012102    621       50000       CALL  SHARED-DEFINED   (1)         50000
CALLIDUS SOFTWARE INC         COM            13123E500   3684      536247   SH        SHARED-DEFINED   (1)        536247
COGO GROUP INC                COM            192448108   1826      226238   SH        SHARED-DEFINED   (1)        226238
DIGITALGLOBE INC              COM NEW        25389M877   5728      204357   SH        SHARED-DEFINED   (1)        204357
ECHO GLOBAL LOGISTICS INC     COM            27875T101   4740      360987   SH        SHARED-DEFINED   (1)        360987
E M C CORP MASS               COM            268648102   3320      125000   SH        SHARED-DEFINED   (1)        125000
EMULEX CORP                   COM NEW        292475209   4268      400000   SH        SHARED-DEFINED   (1)        400000
GOOGLE INC                    CL A           38259P508   5574        9500   SH        SHARED-DEFINED   (1)          9500
GUIDANCE SOFTWARE INC         COM            401692108   5476      653437   SH        SHARED-DEFINED   (1)        653437
HARMAN INTL INDS INC          COM            413086109   2528       54000   SH        SHARED-DEFINED   (1)         54000
IMMERSION CORP                COM            452521107   3620      475000   SH        SHARED-DEFINED   (1)        475000
INTERXION HOLDING N.V         SHS            N47279109   2600      200000   SH        SHARED-DEFINED   (1)        200000
KLA-TENCOR CORP               COM            482480100   5725      120991   SH        SHARED-DEFINED   (1)        120991
LIMELIGHT NETWORKS INC        COM            53261M104   1217      170000   SH        SHARED-DEFINED   (1)        170000
LINEAR TECHNOLOGY CORP        COM            535678106    841       25000   SH        SHARED-DEFINED   (1)         25000
MAXLINEAR INC                 CL A           57776J100   2045      250282   SH        SHARED-DEFINED   (1)        250282
MEDIAMIND TECHNOLOGIES INC    COM            58449C100   1659      120136   SH        SHARED-DEFINED   (1)        120136
MICROSOFT CORP                COM            594918104   1270       50000   SH        SHARED-DEFINED   (1)         50000
MONSTER WORLDWIDE INC         COM            611742107   1511       95000   SH        SHARED-DEFINED   (1)         95000
MULTI FINELINE ELECTRONIX IN  COM            62541B101   4157      147312   SH        SHARED-DEFINED   (1)        147312
NETAPP INC                    COM            64110D104   2407       50000   SH        SHARED-DEFINED   (1)         50000
NOVATEL WIRELESS INC          COM NEW        66987M604   1996      365530   SH        SHARED-DEFINED   (1)        365530
QUALCOMM INC                  COM            747525103   5757      105000   SH        SHARED-DEFINED   (1)        105000
RF MICRODEVICES INC           COM            749941100    641      100000   SH        SHARED-DEFINED   (1)        100000
SANDISK CORP                  COM            80004C101   3521       76390   SH        SHARED-DEFINED   (1)         76390
SEACHANGE INTL INC            COM            811699107   2273      239229   SH        SHARED-DEFINED   (1)        239229
SKYWORKS SOLUTIONS INC        COM            83088M102    648       20000   SH        SHARED-DEFINED   (1)         20000
TERADATA CORP DEL             COM            88076W103   2535       50000   SH        SHARED-DEFINED   (1)         50000
THQ INC                       COM NEW        872443403   2280      500000   SH        SHARED-DEFINED   (1)        500000
ULTRATECH INC                 COM            904034105   3675      125000   SH        SHARED-DEFINED   (1)        125000
VARIAN SEMICONDUCTOR EQUIPMN  COM            922207105   2434       50000   SH        SHARED-DEFINED   (1)         50000
VELTI PLC ST HELIER           SHS            G93285107   4107      326187   SH        SHARED-DEFINED   (1)        326187
VMWARE INC                    CL A COM       928563402   2234       27400   SH        SHARED-DEFINED   (1)         27400



SK 25887 0001 1193562